7. COMMON SHARES (Details Narrative) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
SHAREHOLDERS' EQUITY
Common stock, authorized	50,000,000	50,000,000
Common stock, par value	$ .001	$ 0.001
Common stock, issued	18,296,511	0
Common stock, outstanding	18,296,511	0
Number of warrants granted	3,014,246
Weighted average exercise price granted	$ .25
Weighted average remaining contractual life of warrants outstanding	1 year 2 months 16 days
Warrant intrinsic value	$ .25